Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 7 — NOTE PAYABLE

In order to finance the Asset Acquisition, GACP, as administrative agent and collateral agent (“Agent”), and as the initial sole lender thereunder, provided a term loan of $12,500,000 (the “Term Loan”) to the Purchasers, Omnisoft, Inc., a Delaware corporation and CrowdPay.us, Inc., a New York corporation, each of Omnisoft and Crowdpay being affiliates of the Company’s majority stockholder, which obligations are guaranteed by the Company (collectively with the Borrowers, the “Loan Parties”), under the Loan and Security Agreement (the “Credit Agreement”), dated as of April 9, 2018, by and among the Loan Parties, the lenders from time to time party thereto as lenders (the “Lenders”) and the Agent.

The Term Loan matures in full on April 9, 2021, the third anniversary of the Closing. $1,000,000 of the principal amount under the Term Loan must be repaid on or prior to July 15, 2018, and an additional $2,000,000 in principal due on or prior to October 31, 2018 (in each case subject to earlier repayment under certain circumstances, including if a Loan Party consummates an equity financing), with the remaining principal due upon maturity. The Term Loan can be prepaid without penalty in part by the Loan Parties with ten days’ prior written notice to the Agent, and in full within thirty days’ prior written notice. The Term Loan is subject to an interest rate of 9.0% per annum, payable monthly in arrears.

The obligations of the Loan Parties under the Credit Agreement are secured by all of their respective assets and the Loan Parties pledged all of their assets as collateral for their obligations under the Credit Agreement. Additionally, the Company pledged its ownership interests in the Purchasers and any of its other subsidiaries that it may form or acquire from time to time.

The Credit Agreement includes customary representations, warranties and financial and other covenants of the Loan Parties for the benefit of the Lenders and the Agent. The obligations of the Loan Parties under the Credit Agreement are subject to customary events of default for a secured term loan. Each Loan Party is jointly and severally liable for the obligations under the Credit Agreement.

On July 30, 2018, the Company entered into Amendment No. 1 to the Loan and Security Agreement (the “Amendment”) amending that certain Loan and Security Agreement, dated as of April 9, 2018 (the “Original Credit Agreement,” by and among GACP Finance Co., LLC, as administrative agent and collateral agent, the lenders party thereto, Securus365, Inc., eVance, Inc., eVance Capital, Inc., OMNISOFT, Inc., and CrowdPay.us, Inc., as borrowers, and the Company, as parent guarantor. Pursuant to the Amendment, among other things, the lenders (i) waived the Company’s existing defaults under the Original Credit Agreement for its failure to make payment of $1,000,000 (the “initial payment”) under the Original Credit Agreement on or prior to July 15, 2018 and to deliver to the lenders unaudited monthly financial statements and compliance certificates of the Company, (ii) extended the date on which the initial payment was required to be made to July 30, 2018 and extended the date on which the Company is required to provide audited financial statements for the fiscal years ended December 31, 2017 and 2018, (iii) permitted the Company to enter into a subordinated loan arrangement for the Note concurrently with the Amendment such that the Company could make the initial payment under the terms of the Amendment and Original Credit Agreement, and permitted the Note to be repaid either from the sale of the Note Collateral Shares or at any time after the second payment under the Amendment and Original Credit Agreement. The Company borrowed $1,000,000 from a related party (Note 11) in order to make its first scheduled payment.

On November 14, 2018, the $2,000,000 second payment due under the Original Credit Agreement that was due by October 31, 2018 was paid. The Company borrowed $2,000,000 from a related party (Note 10) in order to make its second scheduled payment. Total interest expense for the GACP loan incurred during the three and nine months ended September 30, 2019 was $218,500 and $648,375, respectively, $71,250 of which is accrued as of September 30, 2019. Total interest expense for the three and nine months ended September 30, 2018 was $279,250 and $464,875, respectively. Total interest expense incurred during the year ended December 31, 2018 was $791,625, $73,625 of which was accrued as of December 31, 2018.

On February 5, 2019, the Company entered into Amendment No. 3 to Loan and Security Agreement (the “Amendment No. 3”) amending the Original Credit Agreement as the same was amended by the Amendment (the “Original Credit Agreement,” and as amended, by the Amendment and Amendment No. 3 the “Credit Agreement”), by and among GACP Finance Co., LLC, as administrative agent and collateral agent, the lenders party thereto, Securus365, Inc., eVance, Inc., eVance Capital, Inc., OMNISOFT, Inc., and CrowdPay.us, Inc., as borrowers, and the Company, as parent guarantor. Pursuant to the Amendment No. 3, among other things, the lenders waived the Company’s existing default under the Original Credit Agreement for its failure to comply with certain financial covenants set forth in the Original Credit Agreement and the parties amended the terms of the financial covenants that the Company must comply with. The Company is required to maintain a Fixed Charge Coverage Ratio of (x) not less than 1.10:1.00 and (y) on or after the end of the first full fiscal month ended January 31, 2020, the Fixed Charge Coverage Ratio shall not be less than 1.20:1.00, measured in each case on a trailing twelve month and Consolidated Net Revenue shall not be less than $10,000,000.

NOTE 9 – NOTES PAYABLE

As of December 31, 2017, the Company had a balance due on its note payable to GACP of $13,911,233. The Loan accrues interest of 18% per annum of which 13% is payable in cash monthly and 5% is payable in kind (PIK). The note was extinguished due to the foreclosure on the collateral of the note.

In order to finance the Asset Acquisition, GACP, as administrative agent and collateral agent ("Agent"), and as the initial sole lender thereunder, provided a term loan of $12,500,000 (the "Term Loan") to the Purchasers, OmniSoft, Inc., a Delaware corporation and CrowdPay.us, Inc., a New York corporation, each of OmniSoft and CrowdPay being affiliates of the Company's majority stockholder, which obligations are guaranteed by the Company (collectively with the Borrowers, the "Loan Parties"), under the Loan and Security Agreement (the "Credit Agreement"), dated as of April 9, 2018, by and among the Loan Parties, the lenders from time to time party thereto as lenders (the "Lenders") and the Agent.

The Term Loan matures in full on April 9, 2021, the third anniversary of the Closing. $1,000,000 of the principal amount under the Term Loan must be repaid on or prior to July 15, 2018, and an additional $2,000,000 in principal due on or prior to October 31, 2018 (in each case subject to earlier repayment under certain circumstances, including if a Loan Party consummates an equity financing), with the remaining principal due upon maturity. The Term Loan can be prepaid without penalty in part by the Loan Parties with ten days' prior written notice to the Agent, and in full within thirty days' prior written notice. The Term Loan is subject to an interest rate of 9.0% per annum, payable monthly in arrears.

The obligations of the Loan Parties under the Credit Agreement are secured by all of their respective assets and the Loan Parties pledged all of their assets as collateral for their obligations under the Credit Agreement. Additionally, the Company pledged its ownership interests in the Purchasers and any of its other subsidiaries that it may form or acquire from time to time.

The Credit Agreement includes customary representations, warranties and financial and other covenants of the Loan Parties for the benefit of the Lenders and the Agent. The obligations of the Loan Parties under the Credit Agreement are subject to customary events of default for a secured term loan. Each Loan Party is jointly and severally liable for the obligations under the Credit Agreement.

On July 30, 2018, the Company entered into Amendment No. 1 to the Loan and Security Agreement (the "Amendment") amending that certain Loan and Security Agreement, dated as of April 9, 2018 (the "Original Credit Agreement," and as amended by the Amendment, the "Credit Agreement"), by and among GACP Finance Co., LLC, as administrative agent and collateral agent, the lenders party thereto, Securus365, Inc., eVance, Inc., eVance Capital, Inc., OmniSoft, Inc., and CrowdPay.us, Inc., as borrowers, and the Company, as parent guarantor. Pursuant to the Amendment, among other things, the lenders (i) waived the Company's existing defaults under the Original Credit Agreement for its failure to make payment of $1,000,000 (the "initial payment") under the Original Credit Agreement on or prior to July 15, 2018 and to deliver to the lenders unaudited monthly financial statements and compliance certificates of the Company, (ii) extended the date on which the initial payment was required to be made to July 30, 2018 and extended the date on which the Company is required to provide audited financial statements for the fiscal years ended December 31, 2017 and 2018, (iii) permitted the Company to enter into a subordinated loan arrangement for the Note concurrently with the Amendment such that the Company could make the initial payment under the terms of the Credit Agreement, and permitted the Note to be repaid either from the sale of the Note Collateral Shares or at any time after the second payment under the Credit Agreement. The Company borrowed $1,000,000 from a related party (Note 11) in order to make its first scheduled payment.

On November 14, 2018, the $2,000,000 second payment due under the Original Credit Agreement that was due by October 31, 2018 was paid. The Company borrowed $2,000,000 from a related party (Note 11) in order to make its second scheduled payment. Total interest expense for the GACP loan incurred during the year ended December 31, 2018 was $791,625, $73,625 of which is accrued as of December 31, 2018.

On February 5, 2019, the Company entered into Amendment No. 3 to Loan and Security Agreement (the "Amendment") amending that certain Loan and Security Agreement, dated as of April 9, 2018 (the "Original Credit Agreement," and as amended, including by the Amendment, the "Credit Agreement"), by and among GACP Finance Co., LLC, as administrative agent and collateral agent, the lenders party thereto, Securus365, Inc., eVance, Inc., eVance Capital, Inc., OmniSoft, Inc., and CrowdPay.us, Inc., as borrowers, and the Company, as parent guarantor. Pursuant to the Amendment, among other things, the lenders waived the Company's existing default under the Original Credit Agreement for its failure to comply with certain financial covenants set forth in the Original Credit Agreement and the parties amended the terms of the financial covenants that the Company must comply with.